Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 253,161	$ 216,163	$ 97,849
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	133,297	95,056	121,087
Depreciation and amortization	116,718	82,531	42,629
(Gain) loss in connection with short-term investments	(77,745)	(10,230)	(327)
Gain in connection with long-term investments	(38,955)	(26,780)	(11,216)
Prepaid expenses and other current assets	(97,244)	(19,681)	(40,271)
Deferred taxes	(16,571)	(15,157)	837
Other noncurrent assets	(14,472)	184	(3,010)
Accrued expenses and other current liabilities	179,708	67,416	53,605
Deferred revenue	8,233	5,784	20,466
Amount due from/to subsidiaries and VIEs	4,210	232	366
Net cash used in operating activities	432,265	380,299	210,226
Cash flows from investing activities:
Restricted cash	(6,644)	1,604	(431)
Purchase of intangible assets	(25,219)	(676)	(3,068)
Purchase of short-term investments	(43,500)	(82,934)	(997)
Proceeds from sale of short-term investments	176,346	41,798	762
Capital contribution for long-term investments	(725,561)	(325,000)	(80,967)
Dividends received from investments	2,103	0	413
Net cash (used in) provided by investing activities	(668,940)	(661,494)	(196,874)
Cash flows from financing activities:
Proceeds from issuance of Convertible Senior Notes (net of issuance costs of $12,150, $18,630 and $nil in 2013, 2014 and 2015, respectively)	0	1,016,370	587,850
Deferred payment for acquisition of business	(43,814)	0	0
Proceeds from exercise of share options	17,896	15,947	23,678
Payment for share repurchase	(268,810)	(104,201)	0
Net cash provided by (used in) financing activities	(287,891)	919,714	613,498
Net increase (decrease) in cash and cash equivalents	(552,266)	631,769	632,801
Cash and cash equivalents at beginning of year	1,645,234	1,013,465	380,664
Cash and cash equivalents at end of year	1,092,968	1,645,234	1,013,465
Parent Company [Member]
Cash flows from operating activities:
Net income	306,968	222,768	99,652
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	88,225	89,686	121,087
Gain from investments in subsidiaries and VIEs	(418,635)	(321,089)	(219,247)
Depreciation and amortization	1,117	1,243	1,476
(Gain) loss in connection with short-term investments	7,012	(10,230)	(327)
Gain in connection with long-term investments	(363)	0	(413)
Prepaid expenses and other current assets	4,690	(3,788)	463
Deferred taxes	412	174	(53)
Other noncurrent assets	5,277	3,373	743
Accrued expenses and other current liabilities	(6,249)	5,694	5,488
Deferred revenue	(1,539)	(662)	215
Amount due from/to subsidiaries and VIEs	(613,525)	(280,582)	(128,738)
Net cash used in operating activities	(626,610)	(293,413)	(119,654)
Cash flows from investing activities:
Restricted cash	0	300	0
Purchase of intangible assets	(20)	0	(1,500)
Purchase of short-term investments	(28)	(30,025)	(510)
Proceeds from sale of short-term investments	22,703	35,335	762
Capital contribution for long-term investments	(82)	(39,928)	(15,760)
Dividends received from investments	451	0	413
Investment in subsidiaries	97	(53,771)	0
Net cash (used in) provided by investing activities	23,121	(88,089)	(16,595)
Cash flows from financing activities:
Proceeds from issuance of Convertible Senior Notes (net of issuance costs of $12,150, $18,630 and $nil in 2013, 2014 and 2015, respectively)	0	1,016,370	587,850
Deferred payment for acquisition of business	(2,202)	0	0
Proceeds from exercise of share options	17,896	15,947	23,678
Payment for share repurchase	(268,810)	(104,201)	0
Net cash provided by (used in) financing activities	(253,116)	928,116	611,528
Net increase (decrease) in cash and cash equivalents	(856,605)	546,614	475,279
Cash and cash equivalents at beginning of year	1,242,129	695,515	220,236
Cash and cash equivalents at end of year	$ 385,524	$ 1,242,129	$ 695,515